Fair Values - Schedule of Financial Instruments Measured at Fair Value (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Assets	$ 32,517,979,372	$ 22,246,858,046
Liabilities	26,454,235,292	17,854,034,339
Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	2,180,297,530	4,148,410,233
Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	1,402,948,386	280,485,439
Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	1,337,483,673	861,261,425
Fair Value Level 1
Disclosure of fair value measurement of assets [line items]
Assets	3,144,966,258	1,515,293,113
Liabilities	9,005,522	107,760,501
Total	3,135,960,736	1,407,532,612
Fair Value Level 1 | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Liabilities	9,005,522	107,760,501
Fair Value Level 1 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 1 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Assets	2,594,477
Fair Value Level 1 | Government Securities
Disclosure of fair value measurement of assets [line items]
Assets	1,336,468,161	1,245,382,006
Fair Value Level 1 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Assets	57,153,467	54,966,212
Fair Value Level 1 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Assets	0	44,981
Fair Value Level 1 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	1,392,979,157	23,173,542
Fair Value Level 1 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	314,343,062	107,312,374
Fair Value Level 1 | Loans and Other Financing
Disclosure of fair value measurement of assets [line items]
Assets	0
Fair Value Level 1 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	31,805,950	78,513,193
Fair Value Level 1 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Assets	9,621,984	5,900,805
Fair Value Level 2
Disclosure of fair value measurement of assets [line items]
Assets	1,127,956,761	103,191,876
Liabilities	7,672,255	26,651,539
Total	1,120,284,506	76,540,337
Fair Value Level 2 | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 2 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Liabilities	7,672,255	26,651,539
Fair Value Level 2 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Assets	0
Fair Value Level 2 | Government Securities
Disclosure of fair value measurement of assets [line items]
Assets	11,436,616	2,030,356
Fair Value Level 2 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Assets	67,266,711	1,038,406
Fair Value Level 2 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Assets	4,161,315	76,804,426
Fair Value Level 2 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	905,077,075	23,271,780
Fair Value Level 2 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	43,423	46,908
Fair Value Level 2 | Loans and Other Financing
Disclosure of fair value measurement of assets [line items]
Assets	24,845,169
Fair Value Level 2 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	115,126,452	0
Fair Value Level 2 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3
Disclosure of fair value measurement of assets [line items]
Assets	87,591,296	15,626,642	$ 18,683,272
Liabilities	0	0
Total	87,591,296	15,626,642
Fair Value Level 3 | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 3 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 3 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Assets	0
Fair Value Level 3 | Government Securities
Disclosure of fair value measurement of assets [line items]
Assets	29,337,636	0	0
Fair Value Level 3 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Assets	4,392,046	540,439	4,236,417
Fair Value Level 3 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	2,351,628	0
Fair Value Level 3 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	19,045,139	0
Fair Value Level 3 | Loans and Other Financing
Disclosure of fair value measurement of assets [line items]
Assets	0
Fair Value Level 3 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Assets	$ 32,464,847	$ 15,086,203	$ 14,446,855